Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Salaries, fees and short-term benefits	$ 3,199	$ 6,394	$ 7,696
Share-based payments	317	417	1,022
Employee benefits expense	3,515	6,811	8,718
Depreciation, amortization and impairment	2,772	2,017	299
Research and development	1,996	2,887	5,306
Manufacturing	943	752	765
Inventory material costs	3,355	3,851	3,862
Write-down of inventories	682	1,983	95
Medical affairs	161	718	1,026
Administration	398	821	1,505
Selling and logistics	2,975	6,997	8,019
Professional fees	2,920	1,578	740
Expenses by nature	$ 19,717	$ 28,415	$ 30,335